9 COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended							21 Months Ended	24 Months Ended	12 Months Ended
	Nov. 06, 2012	Oct. 06, 2012	Sep. 06, 2012	Feb. 29, 2012 sqft	Jul. 31, 2013	Jun. 30, 2013	May 31, 2015	Mar. 10, 2014	Feb. 28, 2014	Dec. 31, 2013	Jul. 31, 2013	Feb. 28, 2013 sqft	Dec. 31, 2012	Aug. 06, 2014	Aug. 06, 2014	Dec. 31, 2013 Less Than 50,000 Members	Dec. 31, 2013 50,000-150,000 Members	Dec. 31, 2013 More Than 150,000 Members
Monthly rent				$ 2,500		$ 1,950	$ 2,010	$ 867	$ 850			$ 3,500
Rental expenses													16,500
Office space				1,200								1,200
Stock issued per assignment agreement											500,000
Percentage of revenue assigned											0.50
Monthly licensing fees	2,500	2,000	1,500								2,500		1,850	3,000
Transaction fee per transaction											0.07
Minimum montly transaction fee					2,500
Initial set up fee															2,500
Other charges														1,100
Website development										42,000
Income from referral per month per member										10
Income from annual subscription										299
Income from monthly subscription										19.95
License fee to iMD per month per member																1	1	1
License to iMD per consult										2
Minimum montly guaranty										10,000
Cost of sale-hosting fees						15,000
Cost of sale-minimum transaction fees						$ 7,500